VARIABLE UNIVERSAL LIFE
                                              SEMI-ANNUAL REPORT, JUNE 30, 2003




AIM V.I. GROWTH FUND, SERIES I SHARES
AIM V.I. GOVERNMENT SECURITIES FUND, SERIES I SHARES

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO, CLASS O
ALGER AMERICAN GROWTH PORTFOLIO, CLASS O

MFS(R)CAPITAL OPPORTUNITIES SERIES, SERVICE CLASS
MFS(R)EMERGING GROWTH SERIES, INITIAL CLASS
MFS(R)INVESTORS TRUST SERIES, INITIAL CLASS
MFS(R)MID CAP GROWTH SERIES, SERVICE CLASS
MFS(R)NEW DISCOVERY SERIES, SERVICE CLASS

PIMCO LONG-TERM U.S. GOVERNMENT PORTFOLIO, ADMINISTRATIVE CLASS

SCUDDER VIT EAFE(R)EQUITY INDEX FUND, CLASS A
SCUDDER VIT EQUITY 500 INDEX FUND, CLASS A
SCUDDER VIT SMALL CAP INDEX FUND, CLASS A

This is one part of a three part report



                                                             COLUMBUS LIFE
                                                           INSURANCE COMPANY

                                                         400 East Fourth Street
                                                   Cincinnati, Ohio  45201-5737

                                                           www.ColumbusLife.com

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

AIM V.I. GROWTH FUND, SERIES I SHARES
AIM V.I. GOVERNMENT SECURITIES FUND, SERIES I SHARES

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO, CLASS O
ALGER AMERICAN GROWTH PORTFOLIO, CLASS O

MFS(R)CAPITAL OPPORTUNITIES SERIES, SERVICE CLASS
MFS(R)EMERGING GROWTH SERIES, INITIAL CLASS
MFS(R)INVESTORS TRUST SERIES, INITIAL CLASS
MFS(R)MID CAP GROWTH SERIES, SERVICE CLASS
MFS(R)NEW DISCOVERY SERIES, SERVICE CLASS

PIMCO LONG-TERM U.S. GOVERNMENT PORTFOLIO, ADMINISTRATIVE CLASS

SCUDDER VIT EAFE(R)EQUITY INDEX FUND, CLASS A
SCUDDER VIT EQUITY 500 INDEX FUND, CLASS A
SCUDDER VIT SMALL CAP INDEX FUND, CLASS A

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9696 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                   VARIABLE UNIVERSAL LIFE
                                              SEMI-ANNUAL REPORT, JUNE 30, 2003




FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP GROWTH PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP BALANCED PORTFOLIO, SERVICE CLASS 2
FIDELITY(R) VIP MID CAP PORTFOLIO, SERVICE CLASS 2

PUTNAM VT INTERNATIONAL EQUITY FUND, CLASS IB








This is one part of a three part report


                                                               COLUMBUS LIFE
                                                             INSURANCE COMPANY

                                                        400 East Fourth Street
                                                  Cincinnati, Ohio  45201-5737

                                                          www.ColumbusLife.com

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

Fidelity(R)VIP Equity-Income Portfolio, Service Class 2
Fidelity(R)VIP Contrafund(R) Portfolio, Service Class 2
Fidelity(R)VIP Growth & Income Portfolio, Service Class 2
Fidelity(R)VIP Growth Portfolio, Service Class 2
Fidelity(R)VIP Asset ManagerSM Portfolio, Service Class 2
Fidelity(R)VIP Balanced Portfolio, Service Class 2
Fidelity(R)VIP Mid Cap Portfolio, Service Class 2

Putnam VT International Equity Fund, Class IB

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9696 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                   VARIABLE UNIVERSAL LIFE
                                              SEMI-ANNUAL REPORT, JUNE 30, 2003




TOUCHSTONE VARIABLE SERIES TRUST:

TOUCHSTONE INTERNATIONAL EQUITY FUND
TOUCHSTONE BARON SMALL CAP FUND
TOUCHSTONE EMERGING GROWTH FUND
TOUCHSTONE THIRD AVENUE VALUE FUND
TOUCHSTONE LARGE CAP GROWTH FUND
TOUCHSTONE ENHANCED 30 FUND
TOUCHSTONE VALUE PLUS FUND
TOUCHSTONE GROWTH & INCOME FUND
TOUCHSTONE BALANCED FUND
TOUCHSTONE HIGH YIELD FUND
TOUCHSTONE CORE BOND FUND
TOUCHSTONE MONEY MARKET FUND

This is one part of a three part report


                                                             COLUMBUS LIFE
                                                           INSURANCE COMPANY

                                                         400 East Fourth Street
                                                   Cincinnati, Ohio  45201-5737

                                                           www.ColumbusLife.com

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

TOUCHSTONE VARIABLE SERIES TRUST:

TOUCHSTONE INTERNATIONAL EQUITY FUND
TOUCHSTONE BARON SMALL CAP FUND
TOUCHSTONE EMERGING GROWTH FUND
TOUCHSTONE THIRD AVENUE VALUE FUND
TOUCHSTONE LARGE CAP GROWTH FUND
TOUCHSTONE ENHANCED 30 FUND
TOUCHSTONE VALUE PLUS FUND
TOUCHSTONE GROWTH & INCOME FUND
TOUCHSTONE BALANCED FUND
TOUCHSTONE HIGH YIELD FUND
TOUCHSTONE CORE BOND FUND
TOUCHSTONE MONEY MARKET FUND

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Variable Universal Life contract. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Variable Universal Life contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Variable Universal Life is underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Variable Universal Life contract or any investment option including charges and expenses, call Columbus Life at 1-800-677-9696 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                           COLUMBUS LIFE
                                                         INSURANCE COPMANY




                  P.O. Box 5737 o Cincinnati, Ohio 45201-5737 o (800)677-9696 o
                                                         www.ColumbusLife.com















                                                                    Underwriter
                                                    Columbus Life Insurance Co.

                                                         400 East Fourth Street
                                                        Cincinnati, Ohio  45202

                                                                    Distributor
                                                     Touchstone Securties, Inc.

                                                 221 East Fourth St., Suite 300
                                                        Cincinnati, Ohio  45202
                                                    800-638-8194 Broker-Dealers

                                            800-285-2858 Financial Institutions

                                                        Variable Service Center

                                          Columbus Life Variable Service Center
                                                                  P.O. Box 2850
                                                   Cincinnati, Ohio  45201-2850
                                                                   800-677-9696

                                                     PINNACLE and LEGACY

                                                   VARIABLE UNIVERSAL LIFE
                                             SEMI-ANNUAL REPORT, JUNE 30, 2003







JANUS ASPEN MID CAP GROWTH - SERVICE SHARES
JANUS ASPEN CAPITAL APPRECIATION - SERVICE SHARES
JANUS ASPEN WORLDWIDE GROWTH - SERVICE SHARES

MFS(R)EMERGING GROWTH SERIES - SERVICE CLASS
MFS(R)CAPITAL OPPORTUNITIES SERIES - SERVICE CLASS
MFS(R)MID CAP GROWTH SERIES - SERVICE CLASS
MFS(R)NEW DISCOVERY SERIES - SERVICE CLASS

SCUDDER VIT EAFE(R) EQUITY INDEX FUND - CLASS A
SCUDDER VIT EQUITY 500 INDEX FUND - CLASS A
SCUDDER VIT SMALL CAP INDEX FUND - CLASS A
SCUDDER VARIABLE SERIES I BOND PORTFOLIO - CLASS A

This is one part of a three part report







                                                           COLUMBUS LIFE
                                                         INSURANCE COMPANY

                                                      400 East Fourth Street
                                                Cincinnati, Ohio  45201-5737

                                                        www.ColumbusLife.com

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

Janus Aspen Mid Cap Growth - Service Shares
Janus Aspen Capital Appreciation - Service Shares
Janus Aspen Worldwide Growth - Service Shares

MFS(R) Emerging Growth Series - Service Class
MFS(R) Capital Opportunities Series - Service Class
MFS(R) Mid Cap Growth Series - Service Class
MFS(R) New Discovery Series - Service Class

Scudder VIT EAFE(R) Equity Index Fund - Class A
Scudder VIT Equity 500 Index Fund - Class A
Scudder VIT Small Cap Index Fund - Class A
Scudder Variable Series I Bond Portfolio - Class A

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts or any investment option including charges and expenses, call Columbus Life at 1-800-677-9696 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                     PINNACLE and LEGACY

                                                   VARIABLE UNIVERSAL LIFE
                                              SEMI-ANNUAL REPORT, JUNE 30, 2003







FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP CONTRAFUND(R)PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP GROWTH PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP ASSET MANAGERSM PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP BALANCED PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP MID CAP PORTFOLIO - SERVICE CLASS 2
FIDELITY(R) VIP MONEY MARKET PORTFOLIO - INITIAL CLASS

This is one part of a three part report









                                                             COLUMBUS LIFE
                                                           INSURANCE COMPANY

                                                        400 East Fourth Street
                                                  Cincinnati, Ohio  45201-5737

                                                          www.ColumbusLife.com

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

Fidelity(R) VIP Equity-Income Portfolio - Service Class 2
Fidelity(R) VIP Contrafund(R)Portfolio - Service Class 2
Fidelity(R) VIP Growth & Income Portfolio - Service Class 2
Fidelity(R) VIP Growth Portfolio - Service Class 2
Fidelity(R) VIP Asset Managersm Portfolio - Service Class 2
Fidelity(R) VIP Balanced Portfolio - Service Class 2
Fidelity(R) VIP Mid Cap Portfolio - Service Class 2
Fidelity(R) VIP Money Market Portfolio - Initial Class

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts or any investment option including charges and expenses, call Columbus Life at 1-800-677-9696 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                    PINNACLE and LEGACY
                                                  VARIABLE UNIVERSAL LIFE
                                             SEMI-ANNUAL REPORT, JUNE 30, 2003




OPPENHEIMER AGGRESSIVE GROWTH FUND/VA - SERVICE CLASS
OPPENHEIMER STRATEGIC BOND FUND/VA - SERVICE CLASS
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA - SERVICE CLASS

TOUCHSTONE BARON SMALL CAP FUND
TOUCHSTONE EMERGING GROWTH FUND
TOUCHSTONE THIRD AVENUE VALUE FUND
TOUCHSTONE LARGE CAP GROWTH FUND
TOUCHSTONE ENHANCED 30 FUND
TOUCHSTONE VALUE PLUS FUND
TOUCHSTONE GROWTH & INCOME FUND
TOUCHSTONE BALANCED FUND
TOUCHSTONE HIGH YIELD FUND
TOUCHSTONE CORE BOND FUND
TOUCHSTONE MONEY MARKET FUND

This is one part of a three part report


                                                              COLUMBUS LIFE
                                                            INSURANCE COMPANY

                                                         400 East Fourth Street
                                                   Cincinnati, Ohio  45201-5737

                                                           www.ColumbusLife.com

This is one part of a three-part Semi-Annual Report. This part contains the financial statements and performance information for the following funds:

Oppenheimer Aggressive Growth Fund/VA - Service Class
Oppenheimer Strategic Bond Fund/VA - Service Class
Oppenheimer International Growth Fund/VA - Service Class

Touchstone Baron Small Cap Fund
Touchstone Emerging Growth Fund
Touchstone Third Avenue Value Fund
Touchstone Large Cap Growth Fund
Touchstone Enhanced 30 Fund
Touchstone Value Plus Fund
Touchstone Growth & Income Fund
Touchstone Balanced Fund
Touchstone High Yield Fund
Touchstone Core Bond Fund
Touchstone Money Market Fund

Separate Account 1 of Columbus Life Insurance Company holds assets allocated to its sub-accounts by the owners of the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the Pinnacle Variable Universal Life or the Legacy Survivorship Variable Universal Life contracts. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Columbus Life Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life are underwritten by the Columbus Life Insurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For more information about the Pinnacle Variable Universal Life and Legacy Survivorship Variable Universal Life contracts or any investment option including charges and expenses, call Columbus Life at 1-800-677-9696 for a free prospectus. Read it carefully before you invest.

*A registered broker-dealer and member of the NASD and SIPC.

                                                             COLUMBUS LIFE
                                                           INSURANCE COMPANY




                  P.O. Box 5737 o Cincinnati, Ohio 45201-5737 o (800)677-9696 o
                                                         www.ColumbusLife.com




                                                             Underwriter
                                             Columbus Life Insurance Co.
                                                  400 East Fourth Street
                                                 Cincinnati, Ohio  45202

                                                             Distributor
                                              Touchstone Securties, Inc.
                                          221 East Fourth St., Suite 300
                                                 Cincinnati, Ohio  45202
                                             800-638-8194 Broker-Dealers
                                     800-285-2858 Financial Institutions

                                                 Variable Service Center
                                   Columbus Life Variable Service Center
                                                           P.O. Box 2850
                                            Cincinnati, Ohio  45201-2850
                                                            800-677-9696

The most recent semi-annual or annual reports of the following investment companies are made a part hereof and incorporated herein with respect to the most recent semi-annual report for the Columbus Life Variable Universal Life product.


AIM Variable Insurance Funds, Inc. (File No. 811-07452)
         AIM V.I. Growth Fund, Series I Shares
         AIM V.I. Government Securities Fund, Series I Shares

The Alger American Fund (File No. 811-05550)
         Alger American Growth Portfolio - Class O
         Alger American Small Capitalization Portfolio - Class O


Fidelity Variable Insurance Products Funds (File Nos. 811-03329, 811-05511, and 811-07205))
         Fidelity VIP Equity-Income Portfolio-Service Class 2 Fidelity VIP Contrafund Portfolio-Service Class 2 Fidelity VIP Growth & Income Portfolio-Service Class 2 Fidelity VIP Growth Portfolio-Service Class 2
         Fidelity VIP Asset Manager Portfolio-Service Class 2 Fidelity VIP Balanced Portfolio-Service Class 2 Fidelity VIP Mid Cap Portfolio-Service Class 2

MFS Variable Insurance Trust (File No. 811-08326)
         MFS Emerging Growth Series-Initial Class
         MFS Investors Trust Series-Initial Class
         MFS Capital Opportunities Series-Service Class
         MFS Mid Cap Growth Series-Service Class
         MFS New Discovery Series-Service Class

PIMCO Variable Insurance Trust (File No. 811-08399)
         Long-Term U.S. Government Portfolio-Administrative Class

Putnam Variable Trust (File No. 811-05346)
         Putnam VT International Equity Fund - Class IB

Touchstone Variable Series Trust (File No. 811-08416)
         Touchstone International Equity Fund
         Touchstone Baron Small Cap Fund
         Touchstone Emerging Growth Fund
         Touchstone Third Avenue Value Fund
         Touchstone Large Cap Growth Fund
         Touchstone Enhanced 30 Fund
         Touchstone Value Plus Fund
         Touchstone Growth & Income Fund
         Touchstone Balanced Fund
         Touchstone High Yield Fund
         Touchstone Core Bond Fund
         Touchstone Money Market Fund

Scudder Investments VIT Funds (File No. 811-07507)
         Scudder VIT EAFE Equity Index Fund - Class A
         Scudder VIT Equity 500 Index Fund - Class A
         Scudder VIT Small Cap Index Fund - Class A

The most recent semi-annual or annual reports of the following investment companies are made a part hereof and incorporated herein with respect to the semi-annual report for the Columbus Life Pinnacle Variable Universal Life product and Columbus Life Legacy Survivorship Variable Universal Life product.


AIM Variable Insurance Funds (File No. 811-07452)
         AIM V.I. Basic Value Fund - Series II
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Growth Fund - Series II
         AIM V.I. Premier Equity Fund - Series II

Fidelity Variable Insurance Products Funds (File Nos. 811-03329, 811-05511, and 811-07205)
         Fidelity VIP Equity-Income Portfolio-Service Class 2 Fidelity VIP Contrafund Portfolio-Service Class 2 Fidelity VIP Growth & Income Portfolio-Service Class 2 Fidelity VIP Growth Portfolio-Service Class 2
         Fidelity VIP Asset Manager Portfolio-Service Class 2 Fidelity VIP Balanced Portfolio-Service Class 2 Fidelity VIP Mid Cap Portfolio-Service Class 2
         Fidelity VIP Money Market Portfolio-Initial Class

Franklin Templeton Variable Insurance Products Trust (File No. 811-05479)
         Franklin Growth and Incoem Securities Fund - Class 2
         Franklin Income Securities Fund - Class 2
         Franklin U.S. Government Fund - Class 2
         Franklin Large Cap Growth Securities Fund - Class 2
         Templeton Foreign Securities Fund - Class 2
         Templeton Growth Securities Fund - Class 2
         Mutual Shares Securities Fund - Class 2

Janus Aspen Series (File No. 811-07736)
         Janus Aspen Mid Cap Growth Portfolio-Service Shares
         Janus Aspen Capital Appreciation Portfolio-Service Shares Janus Aspen Worldwide Growth Portfolio-Service Shares

J.P. Morgan Series II Trust (File No. 811-08212)
         J.P. Morgan Mid Cap Value Portfolio

MFS Variable Insurance Trust (File No. 811-08326)
         MFS Emerging Growth Series-Service Class
         MFS Capital Opportunities Series-Service Class
         MFS Mid Cap Growth Series-Service Class
         MFS New Discovery Series-Service Class

Oppenheimer Variable Account Funds (File No. 811-04108)
         Oppenheimer Aggressive Growth Fund/VA-Service Class
         Oppenheimer Strategic Bond Fund/VA-Service Class

Oppenheimer's Panorama Series Fund, Inc. (File No. 811-03255)
         Oppenheimer International Growth Fund/VA-Service Class

Putnam Variable Trust (File No. 811-05346)
         Putnam VT Growth and Income Fund - Class IB

         Putnam VT International Equity Fund - Class IB
         Putnam VT New Opportunities Fund - Class IB
         Putnam VT Small Cap Value Fund - Class IB
         Putnam VT Voyager Fund - Class IB

Scudder Investments VIT Funds (File No. 811-07507)
         Scudder VIT EAFE Equity Index Fund - Class A
         Scudder VIT Equity 500 Index Fund - Class A
         Scudder VIT Small Cap Index Fund - Class A

Scudder Variable Series I (File No. 811-04257)
         Scudder Variable Series I Bond Portfolio - Class A

Touchstone Variable Series Trust (File No. 811-08416)
         Touchstone Baron Small Cap Fund
         Touchstone Emerging Growth Fund
         Touchstone Third Avenue Value Fund
         Touchstone Large Cap Growth Fund
         Touchstone Enhanced 30 Fund
         Touchstone Value Plus Fund
         Touchstone Growth & Income Fund
         Touchstone Balanced Fund
         Touchstone High Yield Fund
         Touchstone Core Bond Fund
         Touchstone Money Market Fund